As Filed with the Securities and Exchange Commission on June 16, 2010

REGISTRATION NO. 333-83516
811-05846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post Effective Amendment No. 39

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 100

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Name of Depositor)

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (781) 237-6030

Sandra M. DaDalt, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 1335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

Copies of Communications to:
Thomas C. Lauerman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson Street, N.W.
Suite 400 East
Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 39 to the Registration Statement on Form N-4 (the "Registration Statement") (File Nos. 333-83516, 811-05846) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 38 to the Registration Statement, which was filed on April 27, 2010. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 38 to the Registration Statement.

PART A

SUPPLEMENT DATED JUNE 16, 2010
TO
PROSPECTUSES DATED MAY 1, 2009
FOR SUN LIFE FINANCIAL MASTERS ACCESS, SUN LIFE FINANCIAL MASTERS EXTRA,
SUN LIFE FINANCIAL MASTERS CHOICE, AND SUN LIFE FINANCIAL MASTERS FLEX

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

1. The first paragraph under the heading “COMMUNICATING TO US ABOUT YOUR CONTRACT” is hereby deleted and replaced with the following:

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth at the beginning of this Prospectus. For all telephone communications, you must call (800) 752-7215. We may accept certain communications or transaction requests from your authorized registered representative of the broker-dealer of record over the Internet on our broker website, but only after the registered representative has consented to our online terms of use.

2. The “Electronic Account Information” section under the heading “COMMUNICATING TO US ABOUT YOUR CONTRACT” is hereby deleted and replaced with the following:

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents.  You may enroll in this optional electronic delivery service by visiting www.sunlife.com, selecting "Individuals" from the "Access your account" dropdown, and consenting to electronic delivery.  The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may obtain more information and assistance at the above-mentioned internet location or by writing us at our Annuity Mailing Address or by telephone at (800) 752-7215.

3. The “Request for Transfers” section under the heading “Transfer Privilege” is hereby deleted and replaced with the following:

Requests for Transfers

You, your authorized registered representative of the broker-dealer of record, or another authorized third party may request transfers in writing or by telephone. Subject to availability and only after your authorized registered representative has consented to our online terms of use, we may also permit your authorized registered representative to request transfers electronically over the Internet on our broker website. If a written, telephone, or electronic transfer request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be effective that day. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We have established procedures reasonably designed to confirm that instructions communicated to us by telephone or electronically are genuine. These procedures may require any person requesting a transfer by telephone or electronically to provide personal identifying information. We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe are genuine. We reserve the right to deny any and all transfer requests made by telephone or electronically and to require that certain transfer requests be submitted in writing. We also reserve the right to suspend, modify, restrict, or terminate the telephone or electronic transfer privilege at any time. Your ability (or the ability of your authorized registered representative or another authorized third party) to request transfers by telephone and/or electronically may be limited due to circumstances beyond our control, such as during system outages or periods of high volume.

A transfer request will be effective as of the close of the Business Day if we receive the transfer request, in good order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, the transfer request will be effective on the next Business Day.

Certain transfer requests may result in the modification or cancellation of one or more optional Contract programs or features that require, or are based on, specific allocations among the available Sub-accounts or Guarantee Periods as described more particularly elsewhere in this Prospectus (and in the Appendices hereto).

No more than one transfer request of Contract Values may be made on the same Business Day regardless of whether the request is made by you, your authorized registered representative, or another authorized third party, and regardless of whether the request is submitted in writing, by telephone, or electronically. The Company has established reasonable procedures for handling multiple transfer requests received on the same Business Day, including processing the first transfer request received in good order on a Business Day (unless otherwise cancelled in accordance with the cancellation procedures described below in the next paragraph).

You, your authorized registered representative, or another authorized third party may cancel a transfer request by contacting us by telephone at (800) 752-7215 before the end of the Business Day during which the transfer request was submitted.  Subject to availability, we may permit your authorized registered representative to request cancellation of a transfer request electronically over the Internet, provided we receive the electronic request before the end of the Business Day during which the transfer request was submitted.

4. The following is hereby added as the fourth paragraph under the heading “Reports to Owners.”

If you have enrolled in the electronic delivery service and consented to receive documents electronically, we will send you an email at the address you provided notifying you when we have posted your confirmations, statements, and reports on our website.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

A.
Condensed Financial Information - Accumulation Unit Values (Part A) (Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2010)

B.
Financial Statements of the Depositor (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2010)

Audited:

		1	Report of Independent Registered Public Accounting Firm;
		2.	Consolidated Statements of Income, Years Ended December 31, 2009, 2008 and 2007;
		3.	Consolidated Balance Sheets, December 31, 2008 and 2007
		4.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2009, 2008 and 2007
		5.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2009, 2008 and 2007;
		6.	Consolidated Statements of Cash Flows, Years Ended December 31, 2009, 2008 and 2007; and
		7.	Notes to Consolidated Financial Statements.

C.
Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2010)

		1.	Report of Independent Registered Public Accounting Firm;
		2.	Statement of Assets and Liabilities, December 31, 2009;
		3.	Statement of Operations, Year Ended December 31, 2009;
		4.	Statements of Changes in Net Assets, Years Ended December 31, 2009 and December 31, 2008; and
		5.	Notes to Financial Statements.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)
Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)
Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(b)(ii)
Amendment to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(c)(i)
Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(ii)
Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(iii)
Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)	Specimen Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(b)
Specimen Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(c)
Specimen Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(d)	Specimen Secured Returns 2 Rider to Certificate filed as Exhibit (4)(b) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed May 14, 2004);

(4)(e)
Specimen Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed May 14, 2004);

(4)(f)
Specimen Secured Returns for Life Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 2, 2005);

(4)(g)
Specimen Secured Returns for Life Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 3, 2006);

(4)(h)
Specimen Income ON Demand Benefit Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(i)
Specimen Retirement Asset Protector Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(j)
Specimen Secured Lifetime Returns Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(4)(k)
Specimen Retirement Income Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(4)(l)
Specimen Income ON Demand Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(4)(m)
Specimen Retirement Income Escalator II Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(n)
Specimen Income ON Demand II Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(o)
Specimen Income ON Demand II Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(p)
Specimen Income ON Demand II Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(q)
Specimen Income ON Demand III Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-83362, filed on June 10, 2009);

(4)(r)
Specimen Sun Income Riser Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-83362, filed on June 10, 2009);

(5)(a)
Specimen Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002);

(5)(b)
Specimen Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)(a)
Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed on April 27, 1999);

(8)(b)
Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(c)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(d)
Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(e)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York;*

(8)(f)
Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(g)
Participation Agreement dated December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(h)
Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(i)
Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(j)
Participation Agreement Among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(k)
Participation Agreement Among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(l)
Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management LP and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(m)
Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-102278, filed on December 31, 2002);

(8)(n)
Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(o)
Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(p)
Participation Agreement dated February 15, 2005 among Nations Separate Account Trust, BACAP Distributors, LLC, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(q)
Participation Agreement by and among Wanger Advisors Trust, Columbia Funds Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(r)
Participation Agreement by and among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(s)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(t)
Participation Agreement, dated August 6, 2004, by and among Sun Life Assurance Company of Canada (US), Van Kampen Life Investments Trust, Van Kampen Funds Inc., and Van Kampen Asset Management. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 of Sun Life of Canada (US) Variable Account I, File No. 333-100831, filed on April 29, 2005);

(8)(u)
Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 of Sun Life of Canada (US) Variable Account G, File No. 333-111688, filed on April 27, 2007);

(8)(v)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), The Huntington Funds, Edgewood Services, Inc., and Huntington Asset Advisors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(w)
Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(9)
Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-4, File No. 333-83516, filed on or about April 27, 2009);

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2009, filed on March 26, 2010);

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2010);

(15)(b)
Resolution of the Board of Directors of the depositor dated March 26, 2008, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 27, 2009);

(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2010).

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Jon A. Boscia Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director

Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director

Stephen L. Deschenes Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Annuities and Director

Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer and Director

Terrence J. Mullen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director

Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President, SLF U.S., and Director and Chairman

Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary

Priscilla S. Brown Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Head of U.S. Marketing

Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Actuary

Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Executive Vice President and Chief Investment Officer

Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources

Janet Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Individual Life Insurance

John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2010.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of April 30, 2010 there were 16,450 qualified and 10,352 non-qualified contract owners.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended March 19, 2004 (a copy of which as filed as Exhibit 3.2 to Depositor’s Form 10-K, File No. 333-82824, filed on March 29, 2004), provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.). Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, I, and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, D,  J, and N, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter

	Terrance J. Mullen	President and Director
	Scott M. Davis	Director
	Ronald H. Friesen	Director
	Michael S. Bloom	Secretary
	Ann B. Teixeira	Assistant Vice President, Compliance
	Kathleen T. Baron	Chief Compliance Officer
	William T. Evers	Assistant Vice President and Senior Counsel
	Jane F. Jette	Financial/Operations Principal and Treasurer
	Michelle D'Albero	Counsel
	Matthew S. MacMillen	Tax Officer

*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(c) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 16th day of June, 2010.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

*By:	/s/ Elizabeth B. Love
Elizabeth B. Love
Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	June 16, 2010
Westley V. Thompson	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Senior Vice President and Chief Financial Officer	June 16, 2010
Ronald H. Friesen	and Treasurer and Director
(Principal Financial Officer)

/s/ Douglas C. Miller*	Vice President and Controller	June 16, 2010
Douglas C. Miller	(Principal Accounting Officer)

*By: /s/ Elizabeth B. Love	Attorney-in-Fact for:	June 16, 2010
Elizabeth B. Love	Jon A. Boscia, Director
Scott M. Davis, Director
Stephen L. Deschenes, Director
Terrence J. Mullen, Director

*Elizabeth B. Love has signed this document on the indicated date on behalf of the above Directors for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4, File No. 333-83516, filed on or about February 27, 2009. Powers of attorney incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2010.

EXHIBIT INDEX

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)